DIVIDENDS PAID OR PROVIDED FOR	9 Months Ended
Mar. 31, 2020
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
DIVIDENDS PAID OR PROVIDED FOR
9.	DIVIDENDS PAID OR PROVIDED FOR
No dividend has been paid or provided for during the nine months ended March 31, 2020 (March 31, 2019: nil).